Cover Page	3 Months Ended
Mar. 31, 2025
Document Type	S-4/A
Entity Registrant Name	HUDSON GLOBAL, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	59-3547281
Entity Address, Address Line One	53 Forest Avenue
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Old Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06870
City Area Code	475
Local Phone Number	988-2068
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001210708
Amendment Flag	true
Entity Primary SIC Number	7363
Amendment Description	AMENDMENT NO. 1
Business Contact [Member]
Entity Address, Address Line One	53 Forest Avenue
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Old Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06870
City Area Code	203
Local Phone Number	409-5628
Contact Personnel Name	Matthew K. Diamond